Note 15. Segment Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Note 15. Segment Information - Financial Data by Segment

	Three Months Ended September 30, 2025
	Financing Solutions	Real Estate Operations	Consolidating Eliminations	Total

Revenue	$3,021,874	$2,311,855	$—	$5,333,729
Significant segment-level expenses:
Cost of revenue	700,901	—	—	700,901
General and administrative expenses	2,156,815	4,977,657	—	7,134,472
Provision for bad debt expense	425,567	66,351	—	491,918
Professional fees	717,538	—	—	717,538
Interest expense	1,426,215	1,289,360	—	2,715,575
Other segment expenses(1)	79,901	(285)	—	79,616
Net loss before income taxes	$(2,485,063)	$(4,021,228)	$—	$(6,506,291)

	Nine Months Ended September 30, 2025
	Financing Solutions	Real Estate Operations	Consolidating Eliminations	Total

Revenue	$9,702,278	$2,311,855	$—	$12,014,133
Significant segment-level expenses:
Cost of revenue	2,077,306	—	—	2,077,306
General and administrative expenses	6,338,059	4,977,657	—	11,315,716
Provision for credit losses	1,472,941	66,351	—	1,539,292
Professional fees	2,044,950	—	—	2,044,950
Interest expense	4,208,832	1,289,360	—	5,498,192
Other segment expenses(1)	27,779	(285)	—	27,494
Net loss before income taxes	$(6,467,589)	$(4,021,228)	$—	$(10,488,817)

Total Assets	$83,991,864	$209,900,181	$(92,164,272)	$201,727,773

	Three Months Ended September 30, 2024
	Financing Solutions	Real Estate Operations	Consolidating Eliminations	Total

Revenue	$3,113,693	$—	$—	$3,113,693
Significant segment-level expenses:
Cost of revenue	602,641	—	—	602,641
General and administrative expenses	1,916,196	—	—	1,916,196
Provision for bad debt expense	543,902	—	—	543,902
Professional fees	610,057	—	—	610,057
Interest expense	1,251,370	—	—	1,251,370
Other segment expenses(1)	7,834	—	—	7,834
Net loss before income taxes	$(1,818,307)	$—	$—	$(1,818,307)

	Nine Months Ended September 30, 2024
	Financing Solutions	Real Estate Operations	Consolidating Eliminations	Total

Revenue	$9,566,571	$—	$—	$9,566,571
Significant segment-level expenses:
Cost of revenue	1,727,626	—	—	1,727,626
General and administrative expenses	5,571,086	—	—	5,571,086
Provision for credit losses	3,106,144	—	—	3,106,144
Professional fees	1,757,637	—	—	1,757,637
Interest expense	3,379,040	—	—	3,379,040
Other segment expenses(1)	21,673	—	—	21,673
Net loss before income taxes	$(5,996,635)	$—	$—	$(5,996,635)

Total Assets	26,484,966	—	(9,284,590)	17,200,376

(1)Other segment expenses consist of foreign exchange losses and other losses. These are disclosed in the condensed consolidated statements of operations and comprehensive loss.

	For the Years Ended
	December 31,
	2024	2023
Revenue	$12,787,262	$11,800,228
Cost of revenue	(2,358,114)	(3,497,364)
General and administrative expenses	(7,814,809)	(5,318,338)
Selling, general and administrative expenses	(4,019,840)	(5,561,517)
Professional fees	(2,517,381)	(1,728,146)
Other segment expenses	(4,679,843)	(3,368,070)
Net loss before income taxes	$(8,602,725)	$(7,673,207)